Schedule of Investments (unaudited) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 5.3%
Birmingham Airport Authority, Refunding RB, (BAM), 5.00%, 07/01/23	$225	$227,081
Black Belt Energy Gas District, RB(a)
2.81%, 10/01/52	4,000	3,661,764
4.00%, 10/01/52	1,225	1,188,685
Series A-1, 4.00%, 12/01/49	19,045	18,752,031
Black Belt Energy Gas District, Refunding RB
4.00%, 12/01/23	440	441,416
4.00%, 06/01/24	400	401,350
4.00%, 12/01/24	475	476,083
Series D1, 4.00%, 07/01/52(a)	1,030	1,012,486
Series D2, 3.38%, 07/01/52(a)	2,650	2,504,897
Lower Alabama Gas District, RB
4.00%, 12/01/22	640	640,315
4.00%, 12/01/23	375	375,715
Southeast Alabama Gas Supply District, RB
Series A, 4.00%, 06/01/23	2,225	2,223,961
Series A, 4.00%, 04/01/49(a)	1,600	1,594,037
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 10/01/24.	650	648,858
Series A, 4.00%, 11/01/51(a)	3,035	2,880,106
West Jefferson Industrial Development Board RB, 2.98%, 12/01/38(a)	900	900,000

		37,928,785

Alaska — 0.9%
Alaska Municipal Bond Bank Authority, Refunding RB
Series One, 5.00%, 12/01/22	750	752,107
Series One, 5.00%, 12/01/24	645	666,425
Northern Tobacco Securitization Corp., Refunding RB
Series A, Class 1, 5.00%, 06/01/24	1,000	1,014,436
Series A, Class 1, 5.00%, 06/01/25	1,000	1,018,977
State of Alaska International Airports System, Refunding RB
Series C, AMT, 5.00%, 10/01/26	1,510	1,568,777
Series C, AMT, 5.00%, 10/01/28	1,000	1,048,181

		6,068,903

Arizona(a) — 0.9%
Arizona Health Facilities Authority, RB, Series B, 2.71%, 01/01/46	5,900	5,730,505
Chandler Industrial Development Authority, RB, 2.40%, 12/01/35	485	480,306

		6,210,811

California — 0.4%
California County Tobacco Securitization Agency, Refunding RB
4.00%, 06/01/23	530	532,115
Series A, 4.00%, 06/01/23	450	452,065
Series A, 5.00%, 06/01/24	600	614,715
California Statewide Communities Development Authority, RB
Series A, 5.00%, 04/01/23	525	528,340
Series A, 5.00%, 04/01/24	485	493,417

		2,620,652

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 11/15/28	2,000	2,088,440
Colorado Health Facilities Authority, RB, Series B, 5.00%, 08/01/49(a)	2,200	2,238,214

Security	Par (000)	Value

Colorado (continued)
Regional Transportation District, Refunding RB
Series A, 5.00%, 01/15/24	$350	$354,834
Series A, 5.00%, 07/15/24	350	356,531
Series A, 3.00%, 01/15/26	610	590,412

		5,628,431

Connecticut — 2.9%
Connecticut Housing Finance Authority, Refunding RB
Series D-1, 5.00%, 11/15/26	555	582,851
Series D-1, 5.00%, 05/15/27	655	689,598
Series D-1, 5.00%, 11/15/27	550	580,220
Series D-1, 5.00%, 05/15/28	675	713,592
Series E-5, AMT, 5.00%, 05/15/28	1,400	1,480,444
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series L-1, 4.00%, 07/01/23	550	550,822
Series L-1, 4.00%, 07/01/24	650	651,100
State of Connecticut Special Tax Revenue, RB
Series A, 5.00%, 10/01/22	340	340,000
Series A, 5.00%, 05/01/23	475	480,123
Series A, 5.00%, 05/01/24	865	888,495
Series B, 5.00%, 10/01/22	3,400	3,400,000
Series B, 5.00%, 10/01/23	225	228,966
State of Connecticut Special Tax Revenue, Refunding RB, Series B, 5.00%, 08/01/23	190	192,842
State of Connecticut, GO
Series A, 5.00%, 10/15/22	1,000	1,000,597
Series A, 5.00%, 03/15/23	695	701,053
Series A, 3.45%, 03/01/25(a)	4,155	4,153,147
Series C, 3.00%, 06/01/23	650	649,696
Series C, 4.00%, 06/01/23	325	326,948
State of Connecticut, Refunding GO, Series C, 5.00%, 12/15/22	1,300	1,305,051
University of Connecticut, RB
Series A, 5.00%, 04/15/24	650	667,436
Series A, 5.00%, 01/15/25	720	747,764

		20,330,745

Delaware — 1.0%
Delaware State Economic Development Authority, Refunding RB, Series B, 1.25%, 10/01/40(a)	8,000	7,357,848

District of Columbia — 0.2%
District of Columbia, RB, VRDN, 2.50%, 04/01/38(a)	1,345	1,345,000
District of Columbia, Refunding RB, 5.00%, 10/01/22	325	325,000

		1,670,000

Florida — 5.2%
Alachua County Health Facilities Authority, Refunding RB, 5.00%, 12/01/22	515	516,346
Central Florida Expressway Authority, Refunding RB, Senior Lien, (AGM), 5.00%, 07/01/24	885	912,824
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/27	4,095	4,283,607
County of Massachusettsrtin Florida, Refunding RB, VRDN, 2.65%, 07/01/52(a)	2,500	2,500,000
County of Osceola Florida Transportation Revenue, Refunding RB
Sereis A-1, 5.00%, 10/01/22	325	325,000
Sereis A-1, 5.00%, 10/01/23	400	403,990
Escambia County, RB, 2.85%, 04/01/39(a)	25,900	25,900,000

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 08/15/23	$500	$506,281
Pasco County School Board, RB, 5.00%, 10/01/22	1,525	1,525,000

		36,873,048

Georgia — 4.5%
Bartow County Development Authority, Refunding RB, VRDN, 2.75%, 12/01/32(a)	2,000	1,991,034
City of Atlanta GA Department of Aviation, Refunding RB, Series C, AMT, 5.00%, 07/01/28	665	700,700
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/24	1,470	1,514,126
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/23	2,450	2,460,452
Series A, 4.00%, 04/01/48(a)	3,615	3,622,060
Series B, 5.00%, 12/01/52(a)	5,000	5,064,945
Series C, 5.00%, 09/01/23	1,000	1,005,700
Sub-Series C, 4.00%, 08/01/48(a)	2,200	2,203,982
Series C, RB, 4.00%, 03/01/50(a)	1,000	966,943
Municipal Electric Authority of Georgia, RB
Series A, 5.00%, 07/01/24	505	516,083
Series A, 5.00%, 07/01/25	510	526,365
Series A, (AGM), 5.00%, 07/01/28	600	638,213
Municipal Electric Authority of Georgia, Refunding RB
4.00%, 11/01/24	3,000	3,017,400
Series A, 5.00%, 01/01/23	900	903,170
Series A-R, Subordinate, 5.00%, 01/01/23	3,550	3,563,209
Series A-R, Subordinate, 5.00%, 01/01/24	2,500	2,541,155
Oconee County School District, GO, (SAW), 4.00%, 03/01/25	1,000	1,018,427

		32,253,964

Hawaii — 0.1%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/28	1,000	1,037,881

Idaho — 0.1%
Idaho Housing & Finance Association, RB, S/F Housing, Series A-1, 2.95%, 07/01/23	835	830,210

Illinois — 2.6%
Chicago O’Hare International Airport, Refunding ARB, Series D, Senior Lien, 5.25%, 01/01/28	1,550	1,556,715
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/24	500	510,464
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB
5.00%, 06/01/23	2,160	2,180,775
5.00%, 06/01/28	5,105	5,435,621
Illinois Development Finance Authority, RB, VRDN, 2.61%, 07/01/33(a)	4,200	4,200,000
Illinois Finance Authority, Refunding RB
5.00%, 08/15/23	1,000	1,014,799
Series B, 3.16%, 05/01/42(a)	1,000	951,199
Series C3, Class A, VRDN, 2.56%, 11/01/38(a)	2,850	2,850,000

		18,699,573

Indiana — 1.9%
Indiana Finance Authority, RB
3.00%, 02/01/23	225	224,700
AMT, 0.28%, 12/15/45(a)	4,000	3,985,352

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB
Class B, 2.76%, 03/01/39(a)	$6,550	$6,399,383
Series A, 5.00%, 05/01/23(b)	1,400	1,413,219
Series 2, 2nd Lien, 5.00%, 10/01/24	500	515,898
Lawrence Township School Building Corp., RB, (NPFGC), 4.00%, 01/15/24	550	555,381
Southwest Allen Multi School Building Corp., RB, (NPFGC), 4.00%, 07/15/24	325	328,725

		13,422,658

Iowa — 1.0%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	6,830	6,860,332

Kansas — 3.7%
City of Burlington Kansas, Refunding RB(a)
Series A, VRDN, 2.58%, 09/01/35	18,000	18,000,000
Series B, VRDN, 2.58%, 09/01/35	6,000	6,000,000
City of Dodge City Kansas, GO, Series 2019-A, (BAM), 4.00%, 09/01/23	1,080	1,088,203
City of Goddard Kansas, GO, Series 2019-1, 3.00%, 12/01/22	1,465	1,464,968

		26,553,171

Kentucky — 6.7%
City of Owensboro Kentucky Electric Light & Power System Revenue, Refunding RB, Series B, 4.00%, 01/01/23	1,750	1,752,198
County of Meade Kentucky, RB, Series A-1, AMT, VRDN, 3.25%, 08/01/61(a)	25,300	25,300,000
Kentucky Public Energy Authority, RB
Series A-1, 4.00%, 12/01/22	1,000	999,835
Series A-1, 4.00%, 12/01/49(a)	3,000	2,967,996
Series C, 4.00%, 08/01/23	500	499,208
Series C-1, 4.00%, 12/01/22	2,500	2,499,588
Series C, RB, 4.00%, 02/01/50(a)	10,000	9,664,460
Kentucky State Property & Building Commission, RB
5.00%, 05/01/24	1,540	1,578,386
Series A, 5.00%, 11/01/23	1,000	1,017,015
University of Louisville, RB, Series A, (AGM NPFGC), 5.00%, 09/01/27	1,000	1,054,800

		47,333,486

Louisiana — 4.7%
Ascension Parish School Board, GO, 4.00%, 03/01/24	570	575,498
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax, Refunding RB
(AGM), 5.00%, 08/01/23	600	608,496
(AGM), 5.00%, 08/01/24	500	514,700
Greater Ouachita Water Co, Refunding RB, (BAM), 3.00%, 09/01/23	500	498,693
Lake Charles Harbor & Terminal District, RB, AMT, 1.00%, 12/01/51(a)	13,515	12,480,089
Livingston Parish School Board Sales & Use Tax Revenue, Refunding RB, Series A, 4.00%, 05/01/24	680	687,630
Parish of St Bernard LA Sales & Use Tax Revenue, Refunding RB, 4.00%, 03/01/23	3,405	3,417,616
Parish of St James LA, RB, Series A-1, RB, VRDN, 2.88%, 11/01/40(a)	4,700	4,700,000
Parish of St John the Baptist LA, Refunding RB, 2.00%, 06/01/37(a)	10,315	10,229,179

		33,711,901

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.6%
Maryland Economic Development Corp., RB, Class A, AMT, 5.00%, 11/12/28	$2,565	$2,629,943
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 5.00%, 04/15/23	675	681,435
Series B, 5.00%, 04/15/24	700	717,653

		4,029,031

Massachusetts — 1.2%
Massachusetts Educational Financing Authority, RB
AMT, 5.00%, 07/01/26	1,265	1,312,033
AMT, 5.00%, 07/01/27	1,950	2,036,798
Series A, AMT, 5.00%, 01/01/24	3,500	3,551,103
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A-2, (HUD SECT 8), 0.45%, 12/01/24	1,500	1,400,664
Massachusetts Housing Finance Agency, Refunding RB, 0.25%, 12/01/22	520	517,727

		8,818,325

Michigan — 1.4%
Michigan Finance Authority, RB, 2nd Lien, (NPFGC), 5.00%, 11/01/23	310	315,948
Michigan Finance Authority, Refunding RB
3.21%, 04/15/47(a)	3,150	3,184,984
Series A, Class 1, 4.00%, 06/01/23	1,000	1,002,124
Series D-1, 0.55%, 10/15/24	1,300	1,229,617
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	1,500	1,387,725
Series A-1, 0.65%, 10/01/24	610	574,909
Michigan Strategic Fund, RB, AMT, 0.58%, 08/01/27(a)	1,600	1,497,479
Mona Shores Public Schools, GO, Series II, (Q-SBLF), 4.00%, 05/01/24	500	505,370
Wayne-Westland Community Schools, GO, (Q-SBLF), 5.00%, 11/01/22	290	290,405

		9,988,561

Minnesota — 0.6%
Hastings Independent School District No.200, GO, CAB, Series A, 0.00%, 02/01/26(c)	1,040	929,215
Minnesota Housing Finance Agency, RB, S/F Housing
Series E, AMT, 0.70%, 01/01/25	800	750,128
Series E, AMT, 0.90%, 01/01/26	795	726,357
Series E, AMT, 1.10%, 01/01/27	585	522,267
Minnesota Municipal Gas Agency, RB, Series A, 4.00%, 12/01/27	1,300	1,275,791

		4,203,758

Mississippi — 0.1%
State of Mississippi Gaming Tax Revenue, RB, Series A, 5.00%, 10/15/22	500	500,250

Missouri — 0.2%
City of St. Charles Missouri, Refunding COP, Series B, 4.00%, 02/01/24	140	141,374
City of Washington Missouri, Refunding COP, 5.00%, 03/01/23	370	372,761
County of Greene Missouri, COP
Series A, 4.00%, 03/01/24	275	278,143
Series A, 4.00%, 03/01/25	400	407,460

		1,199,738

Nebraska — 2.5%
Central Plains Energy Project, RB, 5.00%, 03/01/50(a)	8,485	8,568,051

Security	Par (000)	Value

Nebraska (continued)
Central Plains Energy Project, Refunding RB
4.00%, 02/01/23	$1,055	$1,055,513
4.00%, 08/01/23	875	875,493
Series A, 5.00%, 09/01/27	1,000	1,016,838
County of Douglas NE, Refunding RB, 2.99%, 07/01/35(a)	5,945	5,798,818
Douglas County Hospital Authority No.2, Refunding RB
5.00%, 11/15/22	135	135,243
5.00%, 11/15/23	110	111,778

		17,561,734

Nevada — 0.3%
Nevada Housing Division, RB, S/F Housing, Series D, (FHLMC,FNMA,GNMA), 0.25%, 12/01/22	1,625	1,625,000
Public Finance Authority, Refunding RB
5.00%, 06/01/23	195	196,770
5.00%, 06/01/24	200	204,172

		2,025,942

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, AMT, 2.84%, 10/01/33(a)	4,800	4,719,547

New Jersey — 9.4%
Borough of Berlin, GO, 4.50%, 09/26/23	4,250	4,276,308
New Jersey Economic Development Authority, RB
Series QQQ, 5.00%, 06/15/23	250	251,880
Series QQQ, 5.00%, 06/15/24	300	304,997
Series UU, 5.00%, 06/15/24	250	254,165
New Jersey Economic Development Authority, Refunding RB
Series A, 1.00%, 06/01/23	1,350	1,323,113
Series B, 5.00%, 11/01/23	1,010	1,020,933
Series NN, 5.00%, 03/01/23	5,945	5,972,864
Series XX, 5.00%, 06/15/23	8,010	8,070,227
Series XX, 5.00%, 06/15/24	2,990	3,039,807
New Jersey Educational Facilities Authority, RB, (SAP), 5.00%, 06/01/24	280	284,566
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 10/01/23	3,500	3,535,154
Series A, 5.00%, 07/01/23	1,015	1,027,915
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series A, AMT, 5.00%, 12/01/24	1,000	1,026,696
Series B, AMT, 5.00%, 12/01/28	1,000	1,042,149
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/23	1,500	1,514,346
Series A, (AMBAC), 5.25%, 12/15/22	650	651,805
Series A, (AGM-CR), 5.50%, 12/15/22	1,500	1,506,855
Series AA, 5.00%, 06/15/23	175	176,316
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.50%, 12/15/22.	1,330	1,334,337
Series A, 5.25%, 12/15/23	2,000	2,029,730
Series A, 5.50%, 12/15/23	3,095	3,149,961
Series A, 5.00%, 06/15/24	5,820	5,943,733
Series B, (AMBAC), 5.25%, 12/15/23	1,130	1,146,797
Series D, 5.00%, 12/15/23	275	278,293
New Jersey Turnpike Authority, Refunding RB, Series C, 5.00%, 01/01/23	615	617,775
South Orange & Maplewood School District, GO, (SCH BD RES FD), 2.00%, 08/15/23	1,075	1,064,932
State of New Jersey, GO
5.00%, 06/01/24	680	697,928

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey, GO (continued)
Series A, 5.00%, 06/01/24	$8,330	$8,552,794
Township of Deptford New Jersey, GO, Series A, 4.00%, 07/11/23	4,466	4,461,098
Township of Plainsboro New Jersey, Refunding GO, 4.00%, 07/26/23	2,500	2,497,040

		67,054,514

New Mexico — 0.6%
Albuquerque Municipal School District No.12, GO, Series A, (SAW), 5.00%, 08/01/24	250	257,519
Albuquerque Municipal School District No.12, Refunding GO, Series B, (SAW), 5.00%, 08/01/24	1,000	1,030,076
New Mexico Educational Assistance Foundation, Refunding RB, Series A, AMT, 5.00%, 09/01/27	2,000	2,100,964
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 4.00%, 05/01/23	1,200	1,201,591

		4,590,150

New York — 8.5%
City of New York, GO(a)
2.60%, 10/01/46	5,300	5,300,000
GO, VRDN, 2.95%, 08/01/44	5,700	5,700,000
County of Monroe New York, Refunding GO, (AGM), 4.00%, 06/01/23	775	779,024
Genesee County Funding Corp., Refunding RB
5.00%, 12/01/24	400	408,859
5.00%, 12/01/25	200	205,327
Long Island Power Authority, RB, (AGM), 0.00%, 06/01/26(c)	500	438,526
Metropolitan Transportation Authority, RB
Series A, 5.00%, 11/15/22	500	500,738
Series A-1, 5.00%, 02/01/23	1,800	1,809,970
Metropolitan Transportation Authority, Refunding RB
Series D, 5.00%, 11/15/25	1,165	1,166,659
Series D-1, 5.00%, 11/01/28	1,185	1,186,147
Series F, 5.00%, 11/15/22	1,865	1,867,805
Monroe County Industrial Development Corp., Refunding RB
5.00%, 12/01/22	600	601,212
5.00%, 12/01/23	500	506,589
Nassau Health Care Corp., Refunding RB, (GTD), 5.00%, 08/01/24	2,215	2,273,784
New York City Housing Development Corp., Refunding RB, (FHA), 1.05%, 05/01/28	1,000	850,611
New York City Municipal Water Finance Authority, Refunding RB(a)
Series AA-2, 2.95%, 06/15/50	3,200	3,200,000
VRDN, 2.60%, 06/15/44	3,800	3,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB, , VRDN, 2.60%, 11/01/44(a)	2,900	2,900,000
New York Convention Center Development Corp., RB, Class B, Sub Lien, 5.00%, 11/15/23	1,915	1,929,954
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/23	350	355,830
New York Liberty Development Corp., Refunding RB, Class A, 0.95%, 11/15/27	3,000	2,484,873
New York State Housing Finance Agency, RB, M/F Housing, Series P, 1.55%, 11/01/23	4,570	4,483,417
New York State Thruway Authority, Refunding RB, Series K, 5.00%, 01/01/23	775	778,449
New York Transportation Development Corp., ARB, AMT, 5.00%, 12/01/27	2,500	2,541,335

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/23	$550	$559,901
5.00%, 12/01/24	1,030	1,063,143
Series A, Class A, AMT, 5.00%, 12/01/24	1,250	1,276,622
Port Authority of New York & New Jersey, Refunding ARB, Series 230, 4.00%, 12/01/28	2,000	2,067,248
Port Authority of New York & New Jersey, Refunding RB
Series 227, AMT, 3.00%, 10/01/27	1,230	1,159,875
Series 227, AMT, 3.00%, 10/01/28	4,000	3,716,616
State of New York Mortgage Agency, RB, S/F Housing, Series 212, AMT, 2.95%, 04/01/25	1,000	970,272
State of New York Mortgage Agency, Refunding RB
Series 235, AMT, 0.65%, 04/01/24	705	669,742
Series 235, AMT, 0.75%, 10/01/24	830	776,327
Series 235, AMT, 0.88%, 04/01/25	1,710	1,576,977
Town of Oyster Bay New York, Refunding GO, 4.00%, 03/01/24	390	394,107

		60,299,939

Ohio — 3.4%
City of Cleveland Ohio, GO, Series A, 3.00%, 12/01/23	350	349,347
County of Allen Ohio Hospital Facilities Revenue, Refunding RB
5.00%, 12/01/22	800	802,066
5.00%, 12/01/23	1,100	1,118,910
Series A, 5.00%, 08/01/23	300	303,805
Lancaster Port Authority, Refunding RB
Series A, 5.00%, 02/01/23	250	251,010
Series A, Refunding RB, 5.00%, 08/01/49(a)	12,610	12,851,217
Ohio Air Quality Development Authority, Refunding RB(a)
4.00%, 09/01/30	1,100	1,081,444
Series A, AMT, 4.25%, 11/01/39	900	885,327
Ohio Higher Educational Facility Commission, Refunding RB, Series B, 2.69%, 12/01/42(a)	5,335	5,243,681
State of Ohio, RB, 5.00%, 10/01/24	1,250	1,293,626

		24,180,433

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.00%, 01/01/25	390	405,721

Oregon — 0.1%
City of Hermiston OR, GO, 4.00%, 06/01/24	345	349,724
Port of Portland OR Airport Revenue, ARB, Series 227, AMT, 5.00%, 07/01/24	565	579,234

		928,958

Pennsylvania — 8.4%
Allegheny County Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	2,000	2,069,762
Allegheny County Hospital Development Authority, RB, 3.04%, 11/15/26(a)	3,850	3,755,402
Avon Grove School District Chester County, GO, (SAW), 4.00%, 11/15/22	425	425,457
Butler County Industrial Development Authority/PA, RB, Series A-R, VRDN, 2.50%, 05/01/34(a)	5,785	5,785,000
City of Philadelphia PA Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/26	1,000	1,024,366
City of Philadelphia PA Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/24	735	752,449
City of Philadelphia PA Water & Wastewater Revenue, RB, Series A, 5.00%, 01/01/23	500	502,361
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/22	1,000	1,000,000
Commonwealth Financing Authority, RB, 5.00%, 06/01/24	2,975	3,052,166

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, Refunding RB, Series B, 5.00%, 06/01/25	$620	$639,946
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 03/15/24	1,585	1,623,539
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 08/15/23	1,000	1,015,296
County of Lehigh, Refunding RB, 5.00%, 07/01/23	700	707,558
DuBois Area School District, Refunding GO
Series B, (BAM SAW), 4.00%, 11/01/22	225	225,128
Series B, (BAM SAW), 4.00%, 11/01/23	325	327,227
Easton Area School District, Refunding GO, Series A, (SAW), 4.00%, 04/01/23	375	376,722
Muhlenberg School District, Refunding GO
(SAW), 4.00%, 05/15/23	525	527,882
(SAW), 4.00%, 05/15/24	200	202,532
Palmyra Area School District, Refunding GO, (SAW), 4.00%, 04/01/23	590	591,834
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/24	575	584,877
Class A, AMT, 2.86%, 06/01/41(a)	5,000	4,854,450
Pennsylvania Economic Development Financing Authority, Refunding RB
0.40%, 10/01/23	5,000	4,836,420
3.35%, 12/01/37(a)	5,000	5,000,000
Series A, 4.00%, 10/15/24	425	426,154
Class B, VRDN, 3.35%, 12/01/38(a)	5,000	5,000,000
Pennsylvania Higher Education Assistance Agency, RB, Series A, AMT, 5.00%, 06/01/28	1,925	2,003,877
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 133, 5.00%, 10/01/23	400	404,876
Series 133, 5.00%, 04/01/25	565	581,803
Series 137, 5.00%, 04/01/27	240	252,251
Series 137, 5.00%, 10/01/27	225	237,507
Series 137, 5.00%, 04/01/28	250	265,007
Series 137, 5.00%, 10/01/28	260	276,708
Pennsylvania Housing Finance Agency, Refunding RB
Series 136, 5.00%, 04/01/27	875	917,661
Series 136, 5.00%, 10/01/27	250	263,897
Series 136, 5.00%, 04/01/28	1,375	1,457,541
Perkasie Regional Authority, Refunding RB, (BAM), 4.00%, 02/01/23	230	230,722
Philadelphia Georgias Works Co., RB, Series A, (AGM), 5.00%, 08/01/24	500	513,954
Philadelphia Georgias Works Co., Refunding RB
Series B, 5.00%, 08/01/23	1,000	1,011,793
Series B, (AGM), 5.00%, 08/01/24	500	513,954
Pottstown School District, Refunding GO, (BAM SAW), 4.00%, 06/01/23	385	386,797
Public Parking Authority Of Pittsburgh, Refunding RB
Series A, 5.00%, 12/01/22	665	666,736
Series A, 5.00%, 12/01/22(d)	345	345,994
School District of Philadelphia, GO, Series A, (SAW), 5.00%, 09/01/23	1,250	1,267,751
Southeastern Pennsylvania Transportation Authority, RB
5.00%, 06/01/23	1,000	1,010,575
5.00%, 06/01/24	900	922,349
Wilson Area School District, Refunding GO, (SAW), 4.00%, 03/15/23	900	902,604

		59,740,885

Security	Par (000)	Value

Puerto Rico — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, 5.00%, 12/01/23	$5,000	$5,075,765

Rhode Island — 0.8%
Rhode Island Commerce Corp., Refunding RB, Series A, 5.00%, 06/15/23	800	808,446
Rhode Island Health and Educational Building Corp., Refunding RB, Class B, 5.00%, 11/01/22	650	651,155
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/23	445	450,770
Series A, AMT, 5.00%, 12/01/26	620	643,925
Series A, AMT, 5.00%, 12/01/27	1,600	1,670,978
Series A, AMT, 5.00%, 12/01/28	1,515	1,590,506

		5,815,780

South Carolina — 2.8%
College of Charleston, Refunding RB, Series A, 5.00%, 04/01/24	1,640	1,680,872
Patriots Energy Group Financing Agency, RB, Series A, 4.00%, 10/01/48(a)	16,885	16,925,034
Piedmont Municipal Power Agency, Refunding RB, Series E, 5.00%, 01/01/23	500	501,403
South Carolina Jobs-Economic Development Authority, RB, VRDN, 2.49%, 12/01/38(a)	900	900,000

		20,007,309

South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/23	335	338,528
Series A, 5.00%, 09/01/24	350	357,413

		695,941

Tennessee — 2.5%
New Memphis Arena Public Building Authority, RB, CAB, 4.00%, 04/01/27	1,855	1,654,065
Tennergy Corp., RB
Series A, 4.00%, 03/01/24	350	348,547
Series A, 4.00%, 12/01/51(a)	15,305	14,740,169
Tennessee Energy Acquisition Corp., RB
Series A, 5.25%, 09/01/24	910	921,450
Series A, 5.00%, 11/01/24	250	254,103

		17,918,334

Texas — 7.2%
City of San Antonio Texas Airport System, Refunding RB, Series A, AMT, Subordinate Lien, 5.00%, 07/01/28	1,000	1,052,681
Clear Creek Independent School District, GO, (PSF), 5.00%, 02/15/25	650	676,518
Dallas Fort Worth International Airport, Refunding RB, Series A, 5.00%, 11/01/23	1,250	1,273,306
Goose Creek Consolidated Independent School District, GO, (PSF), 2.00%, 02/15/25	1,285	1,245,790
Harris County Cultural Education Facilities Finance Corp. Refunding RB, , VRDN, 2.95%, 12/01/59(a)	2,300	2,300,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB(a)
Class B, 5.00%, 06/01/50	1,500	1,604,222
Class C, 3.31%, 07/01/49	5,250	5,283,358
North Central Texas Housing Finance Corp., RB, M/F Housing, 0.38%, 08/01/40(a)	3,500	3,339,647
Port of Arthur Navigation District Industrial Development Corp., RB, VRDN, 2.55%, 06/01/41(a)	10,000	10,000,000

5

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas, GO
AMT, 5.00%, 08/01/26	$2,830	$2,967,153
AMT, 5.00%, 08/01/28	3,120	3,319,733
VRDN, 2.60%, 06/01/53(a)	2,500	2,500,000
Texas Municipal Georgias Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/23	1,000	1,008,121
5.00%, 12/15/25	6,500	6,615,882
5.00%, 12/15/27	7,200	7,374,449
Waco Educational Finance Corp., RB, 4.00%, 03/01/25	400	404,768

		50,965,628

Vermont — 0.1%
Vermont Student Assistance Corp., RB, Series A, AMT, 5.00%, 06/15/26	1,045	1,071,356

Virginia — 0.1%
Fairfax County Industrial Development Authority, Refunding RB, 5.00%, 05/15/24	425	436,988
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/27	425	422,603

		859,591

Washington — 2.3%
County of King WA Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.69%, 01/01/40(a)	9,700	9,327,588
King County Housing Authority, Refunding RB
3.00%, 06/01/23	200	199,575
3.00%, 06/01/24	225	223,273

Security	Par (000)	Value

Washington (continued)
Port of Seattle Washington, Refunding ARB, Series B, 5.00%, 03/01/24	$1,375	$1,409,295
Seattle Housing Authority, RB, M/F Housing, Series A, 3.00%, 06/01/23	3,000	2,994,477
Washington Health Care Facilities Authority, Refunding RB, Series B-3, 5.00%, 08/01/49(a)	2,500	2,561,775

		16,715,983

Wisconsin — 2.1%
Public Finance Authority, Refunding RB
5.00%, 01/01/23	300	301,053
5.00%, 01/01/24	300	304,824
State of Wisconsin, GO, Series A, 2.88%, 05/01/25(a)	6,490	6,436,120
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series C-2, VRDN, 2.64%, 08/15/54(a)	8,000	7,823,048

		14,865,045

Total Investments — 99.7% (Cost: $729,770,214)		709,630,617
Other Assets Less Liabilities — 0.3%		1,914,926

Net Assets — 100.0%		$711,545,543

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class(a)	$—	$—	$(157	)(b)	$157	$—	$—	—	$3,586	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Short-Term Municipal Fund

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$709,630,617	$—	$709,630,617

	$—	$709,630,617	$—	$709,630,617

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

GO	General Obligation Bonds

GTD	GTD Guaranteed

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAP	Subject to Appropriations

SAW	State Aid Withholding

SCH BD RES FD	School Board Resolution Fund

VRDN	Variable Rate Demand Note

7